Intangible assets	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 5. Intangible assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	March 31, 2017	June 30, 2016
Patents	15 years	$126,246	$74,562
Less: Accumulated amortization		(9,952)	(4,889)
Subtotal		116,294	69,673
Trademarks	—	1,560	1,560
Intangible assets, net		$117,854	$71,233

The Company recorded amortization expense of $1,951 and $800 for the three months ended March 31, 2017 and 2016, respectively.

The Company recorded amortization expense of $5,063 and $2,212 for the nine months ended March 31, 2017 and 2016 respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2018	$8,212
2019	8,212
2020	8,212
2021	8,212
2022	8,212
Thereafter	75,234
$116,294

Note 5. Intangible assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Patents	15 years	$74,562	$31,067	$62,847	$26,450
Less: Accumulated amortization		(4,889)	(1,550)	(3,758)	(1,044)
Subtotal		69,673	29,517	59,089	25,406
Trademarks	—	1,560	1,560	1,560	1,560
Intangible assets, net		$71,233	$31,077	$60,649	$26,966

The Company recorded amortization expense of $1,131 for three months ended June 30, 2016. The Company recorded amortization expense of $3,339, $1,550, $2,714 and $1,044, for the years ended June 30, 2016, June 30, 2015 and March 31, 2016 and the period May 12, 2014 (Inception) through March 31, 2015, respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2017	$4,921
2018	4,921
2019	4,921
2020	4,921
2021	4,921
Thereafter	45,068
$69,673